Share Capital, Premium and Other Reserves - Summary of Shares Authorized, Fully Paid and Allocated (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
In issue at start of period	207,562,080	373,697
February subdivision (220:1)		81,839,643
Issued for cash	3,451,917	104,200
Merger subdivision at the LMDX conversion factor (1.60806264:1)		78,446,580
Conversion	(46,692,231)
Shares issued upon conversion of financial instruments		46,797,960
In issue at December - fully paid and allocated	164,321,766	207,562,080
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
In issue at start of period	45,241,766
Issued for cash	62,290,503
Issued in other transactions		5,307,607
Merger subdivision at the LMDX conversion factor (1.60806264:1)		4,796,852
Conversion	46,692,231
Shares issued upon conversion of financial instruments		35,137,307
In issue at December - fully paid and allocated	154,224,500	45,241,766